Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	12 to 15
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	1 to 27
Property and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	3 to 30